Document and Entity Information	Dec. 13, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 13, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Dec. 13, 2018
Document Effective Date	Dec. 13, 2018
Prospectus Date	Apr. 30, 2018
SMALL COMPANY GROWTH PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSSGX
SMALL COMPANY GROWTH PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSSMX
SMALL COMPANY GROWTH PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSSLX
SMALL COMPANY GROWTH PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MFLLX
SMALL COMPANY GROWTH PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSCOX